Notes Related to the Consolidated Statements of Financial Position - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Salary / Fees	€ 1,442	€ 1,216
Retirement benefits	13	81
Share based payments	412	750
Executive officers / Deputy General Managers
Disclosure of transactions between related parties [line items]
Salary / Fees	527	366
Retirement benefits	8	30
Share based payments	152	199
Executive committee [member]
Disclosure of transactions between related parties [line items]
Salary / Fees	755	706
Retirement benefits	5	51
Share based payments	146	290
Board of directors [member]
Disclosure of transactions between related parties [line items]
Salary / Fees	161	145
Share based payments	€ 114	€ 262